United States
Securities and Exchange Commission

Form 13-F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2007

Click here if Amendment (   );  Amendment Number: _____

This Amendment (Check only one.):
[    ]   is a restatement
[    ]   adds new holdings entries

Institutional Investment Manager Filing this Report

Name: 		Kenwood Group Inc
Address: 	One East Wacker Drive
      		Suite 1630
      		Chicago, IL 60601

Form 13F File Number: 28-05410

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michelle Profit
Title: 	Chief Compliance Officer
Phone: 	301-650-0059

Signature, Place, and Date of Signing:

Michelle Profit    Silver Spring, MD        11/13/2007
[Signature]      [City, State]              [Date]

Report Type (Check only one.):

[   ] 	13F HOLDINGS REPORT. (Check here if all
holdings of this reporting manager are reported in this report.)

[ X ] 	13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 	13F COMBINATION REPORT. (Check here if
a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
If there are no entries in this list, omit this section.

Form 13F File Number 	Name

	28-10871   Investor Resources Group